Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report	12 Months Ended
Dec. 31, 2024
Events Unaudited Subsequent To Date Of Independent Auditors Report
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

Note 12 - Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

On March 27, 2025, the Company announced the signing of a non-binding Letter of Intent (LOI) outlining summary terms of a proposed partnership to develop the Carachi Lithium Project in Argentina’s Catamarca Province.